Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term borrowing:
Total short-term borrowing	$ 3,458,369
The Bank of East Asia, Limited [Member]
Short-term borrowing:
Annual Interest Rate	4.56%
Maturity	May, 2026
Total short-term borrowing	$ 878,844
The Bank of East Asia, Limited [Member]
Short-term borrowing:
Annual Interest Rate	4.39%
Maturity	June, 2026
Total short-term borrowing	$ 2,020,031
The Bank of East Asia, Limited [Member]
Short-term borrowing:
Annual Interest Rate	2.89%
Maturity	June, 2026
Total short-term borrowing	$ 559,494